Segment Information (Tables)	6 Months Ended
Jun. 30, 2016
Segment Information [Abstract]
Segments Summarized Financial Information

	Three Month Period ended June 30, 2016	Three Month Period ended June 30, 2015	Six Month Period ended June 30, 2016	Six Month Period ended June 30, 2015
Asia	$29,289	$36,318	$56,520	$74,502
Europe	9,561	15,180	22,588	27,995
North America	3,173	2,426	5,769	5,665
Australia	2,854	2,549	5,641	5,097
Total	$44,877	$56,473	$90,518	$113,259